Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Operating Lease Commitments
The following table reconciles the operating lease commitments as at December 31, 2018 to the opening balance for lease liabilities recognized as at January 1, 2019:

RMB million
Operating lease commitments at December 31, 2018	75,729
Less: commitments relating to leases exempt from capitalization:
- short-term leases, other leases with remaining lease term ending on or before December 31, 2019 and leases of low-value assets	(924)
- leases contracts entered before December 31, 2018 but the lease period start after January 1, 2019	(16,612)
Less: total future interest expenses	(10,037)

Present value of remaining lease payments, discounted using the incremental borrowing rates at January 1, 2019	48,156
Add: finance lease liabilities recognized as at December 31, 2018	72,221

Total lease liabilities recognized at January 1, 2019	120,377

Summary of Impacts of the Adoption of IFRS 16
The following table summarizes the impacts of the adoption of IFRS 16 on the Group’s consolidated statement of financial position:

		Adoption of IFRS 16
	Carrying amount at December 31, 2018	Remeasurement	Reclassification	Carrying amount at January 1, 2019
	RMB million	RMB million	RMB million	RMB million
Line items in the consolidated statement of financial position impacted by the adoption of IFRS 16:
Property, plant and equipment, net	170,692	—	(88,880)	81,812
Right-of-use assets	—	45,437	91,914	137,351
Lease prepayments	2,970	—	(2,970)	—
Interest in associates	3,181	(527)	—	2,654
Deferred tax assets	1,566	717	—	2,283
Other assets	1,776	—	(210)	1,566
Total non-current assets	222,877	45,627	(146)	268,358
Prepaid expenses and other current assets	3,659	(811)	—	2,848
Total current assets	24,072	(811)	—	23,261
Lease liabilities	—	6,969	9,952	16,921
Current portion of obligations under finance leases	9,555	—	(9,555)	—
Accrued expenses	15,682	(83)	(397)	15,202
Total current liabilities	83,687	6,886	—	90,573
Net current liabilities	59,615	7,697	—	67,312
Total assets less current liabilities	163,262	37,930	(146)	201,046

		Adoption of IFRS 16
	Carrying amount at December 31, 2018	Remeasurement	Reclassification	Carrying amount at January 1, 2019
	RMB million	RMB million	RMB million	RMB million
Line items in the consolidated statement of financial position impacted by the adoption of IFRS 16:
Lease liabilities	—	40,790	62,666	103,456
Obligations under finance leases	62,666	—	(62,666)	—
Provision for major overhauls	2,831	780	—	3,611
Deferred benefits and gains	906	—	(146)	760
Deferred tax liabilities	676	(178)	—	498
Total non-current liabilities	84,793	41,392	(146)	126,039
Net assets	78,469	(3,462)	—	75,007
Reserves	52,990	(3,124)	—	49,866
Total equity attributable to equity shareholders of the Company	65,257	(3,124)	—	62,133
Non-controlling interests	13,212	(338)	—	12,874
Total equity	78,469	(3,462)	—	75,007

Summary of Estimated Impact on the Adoption of IFRS 16 on the Operating Results and the Financial Results Including Cash Flow
The following tables give an indication of the estimated impact of the adoption of the IFRS 16 on the Group’s financial result and cash flows for the year ended December 31, 2019, by adjusting the amounts reported under IFRS 16 in these consolidated financial statements to compute estimates of the hypothetical amounts that would have been recognized under IAS 17 if this superseded standard had continued to apply to 2019 instead of IFRS 16, and by comparing these hypothetical amounts for 2019 with the actual 2018 corresponding amounts which were prepared under IAS 17.

	2019					2018
	Amounts reported under IFRS 16	Add back: IFRS 16 depreciation, maintenance and interest expenses, net	Add back: net effect between IAS 17 and IFRS 16 relating to share of associates’ results	Deduct: estimated amounts related to operating leases as if under IAS 17 (Note (i))	Hypothetical amounts for 2019 as if under IAS 17	Compared to amounts reported for 2018 under IAS 17
	(A)	(B)	(C)	(D)	(E=A+B+C-D)
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating profit	10,838	7,580	—	9,491	8,927	8,819
Interest expense	(5,845)	2,380	—	—	(3,465)	(3,202)
Exchange loss, net	(1,477)	756	—	—	(721)	(1,853)
Share of associates’ results	(178)	—	216	—	38	263
Profit before income tax	4,055	10,716	216	9,491	5,496	4,364
Profit for the year	3,084	10,716	216	9,491	4,525	3,364

	2019			2018
	Amounts reported under IFRS 16	Estimated amounts related to operating leases as if under IAS 17 (Notes (i) & (ii))	Hypothetical amounts for 2019 as if under IAS 17	Compared to amounts reported for 2018 under IAS 17
	(A)	(B)	(C=A+B)
	RMB million	RMB million	RMB million	RMB million
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities	39,728	(9,491)	30,237	21,174
Interest paid	(7,014)	2,380	(4,634)	(4,255)
Net cash generated from operating activities	31,175	(7,111)	24,064	15,388
Capital element of lease rentals paid (Note (iii))	(17,784)	7,111	(10,673)	(10,433)
Net cash (used in)/generated from financing activities	(21,833)	7,111	(14,722)	5,220

Notes:
(i)
The “estimated amounts related to operating leases” is an estimate of the amounts of the cash flows in 2019 that relate to leases which would have been classified as operating leases, if IAS 17 had still applied in 2019. This estimate assumes that there were no differences between rentals and cash flows and that all of the new leases entered into in 2019 would have been classified as operating leases under IAS 17, if IAS 17 had still applied in 2019. Any potential net tax effect is ignored.

(ii)
In this impact table these cash outflows are reclassified from financing to operating in order to compute hypothetical amounts of net cash generated from operating activities and net cash used in financing activities as if IAS 17 still applied.

(iii)	The capital element of finance leases under IAS 17 previously presented as “Repayment of principal under finance lease obligations” in 2018 consolidated cash flow statement.

Estimated Useful Lives for Depreciation Using Straight Line Method of Other Property, Plant and Equipment
Except for components related to overhaul costs, the depreciation of other property, plant and equipment is calculated to write off the cost of items, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

Buildings	5 to 35 years
Owned aircraft	15 to 20 years
Other flight equipment
– Jet engines	15 to 20 years
– Others, including rotables	3 to 15 years
Machinery and equipment	4 to 10 years